Filed with the U.S. Securities and Exchange Commission on June 29, 2026

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	1199	[	X	]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	1201	[	X	]

(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, Including Area Code) (626) 914-7363

Jeffrey T. Rauman, President and Principal Executive Officer
Advisors Series Trust
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:

Rachael L. Schwartz, Esq.
Sullivan & Worcester LLP
1251 Avenue of the Americas, 19th Floor
New York, New York 10020
It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☐	on __________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box
[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 1199 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed for the purpose of adding a new series to the Trust: Logan Capital International ETF.

Subject to Completion Date June 29, 2026

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS

[ ], 2026

Logan Capital International ETF
(Ticker: LCID)
Listed on NYSE Arca, Inc. (the “Exchange”)

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Logan Capital International ETF

FUND SUMMARY
Investment Objective
The Logan Capital International ETF (the “Fund”) seeks long-term capital appreciation and dividend income.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions and other fees to financial intermediaries that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.87%
Total Annual Fund Operating Expenses	1.52%
Less: Fee Waiver and/or Expense Reimbursement(2)	-0.53%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%

(1) Estimated for the current fiscal year.
(2) The Adviser has contractually agreed to waive a portion or all of its management fees and pay the Fund’s expenses in order to limit Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), taxes, interest expense, dividends on securities sold short, and extraordinary expenses) to 0.99% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap for the Fund will remain in effect through at least [September [ ], 2027], and may be terminated only by the Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap, if such reimbursement will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the Expense Cap in place at the time of the waiver and/or expense payment; or (2) the Expense Cap in place at the time of the recoupment.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem and hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap for the first year only). The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$103	$373
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. As the Fund is new, it does not have any portfolio turnover information as of the date of this Prospectus.
Principal Investment Strategies of the Fund
Under normal market conditions, the Logan Capital International ETF will invest primarily in American Depositary Receipts (“ADRs”) and common stocks of non-U.S. companies that trade on U.S. exchanges. The Fund will generally invest in companies with market capitalizations of at least $10 billion at the time of purchase. The Fund defines “non-U.S. companies” as those companies that are legally incorporated outside the United States. For example: Nestlé (Switzerland), Toyota (Japan).

Logan Capital Management, Inc. (the “Adviser”) determines a company’s country on the basis of an issuer’s country of domicile. As part of its investments in non-U.S. companies, the Fund may invest up to 5% of its total assets in the securities of issuers determined by the Adviser to be in emerging market countries. The Fund may invest up to 100% of its total assets
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in foreign securities, including ADRs, Global Depositary Receipts (“GDRs”), U.S. dollar denominated foreign securities, foreign currency and securities of non-U.S. companies. The Fund may invest up to 100% of its total assets in equity securities, including rights, warrants and securities issued pursuant to initial public offerings (IPOs). The Fund may invest up to 10% of its total assets in common stocks of U.S. companies. Additionally, the Fund may invest up to 10% of its total assets in cash, money market instruments, and short term U.S. Government securities.

The Fund’s portfolio will typically consist of a relatively concentrated portfolio of approximately 35 to 45 securities, diversified across multiple, developed international markets and a range of approximately seven to eleven economic sectors. The Fund’s portfolio will generally include over 10 developed market countries. The Fund defines “developed market countries” as countries that have advanced economies, high per capita income, well-established financial markets, and stable political and regulatory systems. From time to time, the Fund may be invested significantly in securities of companies in the same economic sector. From time to time, the Fund may invest a significant portion of its assets in securities of companies located in the same country or region.
The Adviser employs a research-driven, bottom-up security selection process based on fundamental research analysis to identify companies which exhibit high dividend yields, strong balance sheets, low payout ratios and consistent cash flows. The Adviser analyzes a company’s financial condition and evaluates company fundamentals to select holdings that the Adviser anticipates may deliver both income and long-term growth. The Fund’s strategy employs a total return investment approach with a dual focus on capital appreciation and dividend income. The Adviser seeks to achieve these objectives through disciplined fundamental stock selection and portfolio construction that is focused on international equity exposure with geographic and sector diversification across developed international markets. The Fund’s position sizes generally reflect the Adviser’s fundamental outlook and diversification considerations.
In selecting investments for the Fund, the Adviser evaluates non-U.S. companies, primarily through ADRs, that it believes demonstrate attractive long-term investment characteristics. The Adviser focuses on companies that generally exhibit: (1) Strong fundamental financial characteristics, including sustainable earnings, consistent cash flows and solid balance sheets, (2) Dividend strength and sustainability, such as competitive dividend yields, reasonable payout ratios and a history of dividend payments, (3) Valuation attractiveness, based on financial metrics and relative comparisons, and (4) Business quality and competitive position, including market leadership, management quality and industry dynamics. The Adviser also considers macroeconomic, country-specific and sector factors as part of portfolio construction, but investment decisions are driven primarily by company-specific analysis.
The Adviser may sell a security when, among other reasons, the company’s fundamental outlook deteriorates, the security becomes overvalued relative to its fundamentals, the company’s dividend profile weakens or becomes unsustainable, a more attractive investment opportunity is identified, or portfolio rebalancing or risk management considerations warrant a sale. The Adviser continuously monitors the Fund’s portfolio holdings for changes in fundamentals, valuation, dividend sustainability and market conditions. The Adviser’s investment decisions are reviewed and updated as new information becomes available.
Principal Risks of Investing in the Fund
The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund.”
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the
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NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
•Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.
•Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Dividend-Paying Securities Risk. There is no guarantee that issuers of the securities held by the Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time. The Fund may also underperform similar funds that invest without considering a company’s dividend payments. Companies that pay dividends historically may not participate in a broad market advance to the same extent as other companies that do not pay dividends. Such companies may also be sensitive to a sharp rise in interest rates or an economic downturn that leads to the elimination or reduction of dividend payments to investors. A company’s dividend payments may be affected by earnings declines, changes in financial condition or adverse business developments.
•Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not produce the desired results. The Adviser may be incorrect in its assessment of a stock’s appreciation potential.
•Large-Cap Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (1) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the United States or some foreign countries may be subject to trading restrictions or economic sanctions; (2) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (3) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (4) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (5) currency exchange rate fluctuations and policies.
•Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income. In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than those of more developed countries.
•ADR and GDR Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the
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underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends. GDRs can involve additional currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated.
•Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority will also have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, and the risk is especially high in emerging markets.
•Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if securities of companies in such a sector comprised a lesser portion of the Fund’s portfolio.
◦Financial Services Sector Risk. Risks of investing in the financial services sector include: (i) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (ii) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (iii) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (iv) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (v) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (vi) competition: the financial services sector has become increasingly competitive.
•Geographic Focus Risk. The Fund may invest a significant portion of its total assets within a specific geographic region or country. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Adverse developments affecting a specific geographic region could disproportionately affect the Fund’s performance.
◦United Kingdom Securities Risk. The United Kingdom has one of the largest economies in Europe and trades heavily with other European countries and the United States. The economy of the United Kingdom may be impacted by changes to the economic health of other European countries and the United States. The United Kingdom also relies heavily on the export of financial services. Accordingly, a slowdown in the financial services sector may have an adverse impact on the United Kingdom’s economy. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.
•New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Who May Want to Invest in the Fund?
The Logan Capital International ETF may be appropriate for investors who:
•Have a long-term investment horizon and are able to tolerate fluctuations in NAV and returns;
•Want to add an investment with potential for capital appreciation and dividend income to diversify their investment portfolio;
•Want to add exposure to developed international equity markets through ADRs to diversify their investment portfolio; and
•Can accept the greater risks of equity market volatility and the risks of investing in foreign securities.
The Fund may be less suitable for investors with a short-term investment horizon or a low tolerance for risks associated with investments in equity markets and foreign securities.
Performance
The bar chart and the performance table below illustrate some of the risks and volatility of an investment in the Fund for the indicated periods.

The Fund expects to commence operations on or about September [__], 2026, after the conversion of a separately managed account (the “Predecessor Account”) into shares of the Fund. The Predecessor Account commenced operations on January 1,
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2007. The Adviser was the investment adviser for the Predecessor Account for the entire performance period shown. The Predecessor Account transferred all its portfolio securities into the Fund.

The information in the bar chart and the performance table below shown prior to September [__], 2026, is for the Predecessor Account prior to the commencement of the Fund’s operations. The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account. The Predecessor Account has been managed in substantially the same way as the Adviser will manage the Fund. The returns for the Predecessor Account reflect the performance prior to the conversion into the Fund. In addition, the Predecessor Account’s net performance shown below has been recalculated using the management fee that applies to the Fund, which has the effect of reducing the Predecessor Account’s performance. The Predecessor Account was not registered under the 1940 Act and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected. Past performance before and after taxes does not necessarily indicate how the Fund will perform in the future. Returns for the Fund’s shares reflect all charges, expenses, and fees of the Predecessor Account.

The performance of the Predecessor Account was calculated using standardized SEC calculation methodologies.

This bar chart shows the performance of the Predecessor Account based on a calendar year. Updated performance information is available on the Fund’s website at www.logancapitalfunds.com.

Calendar Year Total Returns as of December 31

40%
30%
20%
10%
0%
-10%
-20%
5.05%
20.07%
-13.65%
20.84%
-3.46%
16.24%
-3.31%
16.86%
2.74%
31.98%
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

Calendar Year to Date Return as of June 30, 2026 [ %]

Highest Quarterly Return	Q4: 2022	19.15%
Lowest Quarterly Return	Q1: 2020	-22.37%

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Average Annual Total Returns
For Periods Ended December 31, 2025 for the Predecessor Account

	1 Year	5 Years	10 Years	Since Inception (1/01/2007)
Return Before Taxes	31.98%	12.23%	8.51%	5.04%
Return After Taxes on Distributions	Not Available	Not Available	Not Available	Not Available
Return After Taxes on Distributions and Sale of Shares	Not Available	Not Available	Not Available	Not Available
FTSE Developed Ex US Index (reflects no deduction for fees, expenses, or taxes)	34.94%	9.68%	9.18%	5.40%
Management

Investment Adviser	Portfolio Managers	Managed the Fund Since
Logan Capital Management, Inc.	William T. Fitzpatrick, Managing Director	2026
	Daniel R. Gruemmer, Managing Director	2026

Purchase and Sale of Fund Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund (the “Deposit Securities”) and/or a designated amount of U.S. cash. The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. Creation Units generally consist of 5,000 Shares, though this may change from time to time.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.logancapitalfunds.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
ADDITIONAL INFORMATION ABOUT THE FUND
Investment Objective
The Logan Capital International ETF seeks long-term capital appreciation and dividend income. The Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
Under normal market conditions, the Logan Capital International ETF will invest primarily in American Depositary Receipts (“ADRs”) and common stocks of non-U.S. companies that trade on U.S. exchanges. The Fund will generally invest in
7

companies with market capitalizations of at least $10 billion at the time of purchase. The Fund defines “non-U.S. companies” as those companies that are legally incorporated outside the United States. For example: Nestlé (Switzerland), Toyota (Japan).

Logan Capital Management, Inc. (the “Adviser”) determines a company’s country on the basis of an issuer’s country of domicile. As part of its investments in non-U.S. companies, the Fund may invest up to 5% of its total assets in the securities of issuers determined by the Adviser to be in emerging market countries. The Fund may invest up to 100% of its total assets in foreign securities, including ADRs, Global Depositary Receipts (“GDRs”), U.S. dollar denominated foreign securities, foreign currency and securities of non-U.S. companies. The Fund may invest up to 100% of its total assets in equity securities, including rights, warrants and securities issued pursuant to initial public offerings (IPOs). The Fund may invest up to 10% of its total assets in common stocks of U.S. companies. Additionally, the Fund may invest up to 10% of its total assets in cash, money market instruments, and short term U.S. Government securities.

The Fund’s portfolio will typically consist of a relatively concentrated portfolio of approximately 35 to 45 securities, diversified across multiple, developed international markets and a range of approximately seven to eleven economic sectors. The Fund’s portfolio will generally include over 10 developed market countries. The Fund defines “developed market countries” as countries that have advanced economies, high per capita income, well-established financial markets, and stable political and regulatory systems. From time to time, the Fund may be invested significantly in securities of companies in the same economic sector. From time to time, the Fund may invest a significant portion of its assets in securities of companies located in the same country or region.
The Adviser employs a research-driven, bottom-up security selection process based on fundamental research analysis to identify companies which exhibit high dividend yields, strong balance sheets, low payout ratios and consistent cash flows. The Adviser analyzes a company’s financial condition and evaluates company fundamentals to select holdings that the Adviser anticipates may deliver both income and long-term growth. The Fund’s strategy employs a total return investment approach with a dual focus on capital appreciation and dividend income. The Adviser seeks to achieve these objectives through disciplined fundamental stock selection and portfolio construction that is focused on international equity exposure with geographic and sector diversification across developed international markets. The Fund’s position sizes generally reflect the Adviser’s fundamental outlook and diversification considerations.
In selecting investments for the Fund, the Adviser evaluates non-U.S. companies, primarily through ADRs, that it believes demonstrate attractive long-term investment characteristics. The Adviser focuses on companies that generally exhibit: (1) Strong fundamental financial characteristics, including sustainable earnings, consistent cash flows and solid balance sheets, (2) Dividend strength and sustainability, such as competitive dividend yields, reasonable payout ratios and a history of dividend payments, (3) Valuation attractiveness, based on financial metrics and relative comparisons, and (4) Business quality and competitive position, including market leadership, management quality and industry dynamics. The Adviser also considers macroeconomic, country-specific and sector factors as part of portfolio construction, but investment decisions are driven primarily by company-specific analysis.
The Adviser may sell a security when, among other reasons, the company’s fundamental outlook deteriorates, the security becomes overvalued relative to its fundamentals, the company’s dividend profile weakens or becomes unsustainable, a more attractive investment opportunity is identified, or portfolio rebalancing or risk management considerations warrant a sale. The Adviser continuously monitors the Fund’s portfolio holdings for changes in fundamentals, valuation, dividend sustainability and market conditions. The Adviser’s investment decisions are reviewed and updated as new information becomes available.
Cash and Cash Equivalent Holdings
The Fund may invest up to 100% of its net assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments due to a lack of suitable investment opportunities or for temporary defensive purposes in response to adverse market, economic, political or other conditions. This may result in the Fund not achieving its investment objective and the Fund’s performance may be negatively affected as a result.
To the extent that the Fund uses a money market fund or an ETF for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s or ETF’s management fees and operational expenses.
Temporary Defensive Positions
From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In such instances, the Fund may hold up to 100% of its assets in cash; short-term U.S. government securities and government agency securities; investment grade money market instruments; money market mutual funds; investment grade fixed-income securities;
8

repurchase agreements; commercial paper; cash equivalents; and ETFs that principally invest in the foregoing instruments. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.
Principal Risks of Investing in the Fund
The principal risks of investing in the Fund that may adversely affect the Fund’s net asset value (“NAV”) or total return were previously summarized and are discussed in more detail below. There can be no assurance that the Fund will achieve its investment objective.
ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦APs, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500® Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
Economic and Market Risk. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in the Fund. Geopolitical and other events, including tensions, war, and open conflict between nations could affect the economies of many countries including the United States. Trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed income markets, which may disrupt economies and markets and adversely affect the value of your investment. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal
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tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. In addition, policy changes by the U.S. government, the U.S. Federal Reserve and/or foreign governments, and political and economic changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown, threats not to increase the federal government’s debt limit which could result in a default on the government’s obligations, and the shutdown of certain financial institutions, may cause increased volatility in financial markets, affect investor and consumer confidence and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, the imposition of tariffs, risks associated with trade agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment and commodity and currency prices could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant market volatility. In 2022 the Federal Reserve and certain foreign central banks began to increase interest rates to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Regulators in the U.S. have adopted a number of changes to regulations affecting markets and issuers, some of which apply to the Fund. Due to the broad scope of the regulations being adopted, certain of these changes, which may be revised or rescinded, could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.
Equity Securities Risk. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments. The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value that could affect the value of the Fund’s shares and the total return on your investment. This fluctuation may occur because of factors that affect the securities market generally, such as adverse changes in: economic conditions, the general outlook for corporate earnings, interest rates, or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.
Dividend-Paying Securities Risk. There is no guarantee that issuers of the securities held by the Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time. The Fund may also underperform similar funds that invest without considering a company’s dividend payments. Companies that pay dividends historically may not participate in a broad market advance to the same extent as other companies that do not pay dividends. Such companies may also be sensitive to a sharp rise in interest rates or an economic downturn that leads to the elimination or reduction of dividend payments to investors. A company’s dividend payments may be affected by earnings declines, changes in financial condition or adverse business developments.
Management Risk. Management risk describes the Fund’s ability to meet investment objectives based on the Adviser’s success or failure at implementing investment strategies for the Fund. The value of your investment is subject to the effectiveness of the Adviser’s research, analysis, asset allocation among portfolio securities and ability to identify a stock’s appreciation potential. If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished.
Large-Cap Companies Risk. The stocks of larger companies may underperform relative to those of small- and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Foreign Securities Risk. Investments in foreign securities (including depositary receipts), are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are
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denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable, becoming riskier and more volatile.
Emerging Markets Risk. The Fund’s investments in emerging-market countries are generally subject to all of the risks of foreign investing, with additional heightened risks. These risks include less social, political, and economic stability; smaller securities markets with low or nonexistent trading volume, and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; less financial sophistication, creditworthiness, and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers,\ and listed companies than in the United States; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political, or social events in such countries. Because of these risk factors, the Fund’s investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets.
ADR and GDR Risk. Sponsored and unsponsored ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs, in sponsored form, are designed for use in U.S. securities markets. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR. One risk of investing in an ADR is the political risk of the home country. Instability in the home country increases the risk of investing in an ADR. Another risk is exchange rate risk. ADR and GDR shares track the shares in the home country. If a country’s currency is devalued, it will trickle down to the ADR. This can result in a significant loss, even if the company had been performing well. Another related risk is inflationary risk. Inflation is the rate at which the general level of prices for goods and services is rising and, subsequently, purchasing power is falling. Inflation can have a serious negative impact on business because the currency of a country with high inflation becomes less and less valuable each day.
Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. If the Fund purchases or sells local currency to execute transactions on foreign exchanges, the Fund is exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings. Some countries have, and may continue to adopt, internal economic policies that affect their currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries. In addition, a country may impose formal or informal currency exchange controls. These controls may restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could undermine the value of the Fund’s portfolio holdings and potentially place the Fund’s assets at risk of total loss. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority will also have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not regulated as securities markets, and the risk may be higher in emerging markets. Currency risks may be greater in emerging and frontier market countries than in developed market countries.
Sector Emphasis Risk. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single business or a group of related businesses. Sector emphasis risk is the risk that the securities of companies in such business or businesses, if comprising a significant portion of the Fund’s portfolios, could react in some circumstances negatively to these or other developments and adversely affect the value of the portfolio to a greater extent than if such business or businesses comprised a lesser portion of the Fund’s portfolio.
◦Financial Services Sector Risk. The financial services industry can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital,
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reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions. Changing interest rates could reduce the profitability of certain types of companies in the financial services industry. Financial services companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which make them vulnerable to economic conditions that affect such industries or sectors. Significant events may have a significant negative impact on economies and financial markets worldwide, resulting in higher debt defaults, loan write-offs, and government intervention, historically low interest rates, and potentially the failure of some financial institutions, each of which would reduce investment performance of financial services companies held by the Fund. Future outbreaks of infectious disease or other natural disasters or crises could have similar, or even more severe, impacts on the financial services industry.
Geographic Focus Risk. To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions may result in significant market volatility.
◦United Kingdom Securities Risk. Investments in securities of United Kingdom issuers involve risks that are specific to United Kingdom, including certain legal, regulatory, political, economic, currency and security risks. The United Kingdom’s economy relies heavily on the export of financial services to the United States and other European countries. A prolonged slowdown in the financial services sector may have a negative impact on the United Kingdom’s economy. In the past, the United Kingdom has been a target of terrorism. Acts of terrorism in the United Kingdom or against United Kingdom interests may cause uncertainty in the United Kingdom’s financial markets and adversely affect the performance of the issuers to which the Fund has exposure. Concerns regarding the negative impact of the Russian war in Ukraine may constrain growth forecasts across Europe. Investments in the United Kingdom are subject to risks associated with the United Kingdom’s economy and uncertainties surrounding the United Kingdom’s exit from the European Union single market and customs union commonly known as “Brexit.”
New Fund Risk. The Fund is a recently organized investment company with limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund. The Board can liquidate the Fund without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

PORTFOLIO HOLDINGS INFORMATION
Information about the Fund’s daily portfolio holdings is available at www.logancapitalfunds.com. A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).
MANAGEMENT
Investment Adviser
Logan Capital Management, Inc., is the Fund’s investment adviser and is located at 3817 West Chester Pike, Newtown Square, Pennsylvania 19073, is a privately owned Pennsylvania corporation that became an SEC registered investment adviser in January 1994. The Adviser offers customized portfolio management to institutional and private investors. The Adviser’s clients include insurance companies, charitable institutions, retirement plans and private investors.
The Adviser is responsible for the day-to-day management of the Fund in accordance with the Fund’s investment objective and policies. The Adviser also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its advisory agreement. For the services it provides to the Fund, the Fund pays the Adviser a management fee, which is calculated daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive a portion or all of its management fees and pay the Fund’s expenses in order to limit Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), taxes, interest expense, dividends on securities sold short, and extraordinary expenses) to 0.99% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap for the Fund will remain in effect through at least [September [ ], 2027], and may be terminated only by the Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap, if such reimbursement will not cause
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the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the Expense Cap in place at the time of the waiver and/or expense payment; or (2) the Expense Cap in place at the time of the recoupment.
Portfolio Managers
William T. Fitzpatrick, CFA – Managing Director
Mr. Fitzpatrick joined the Adviser in 2019 and serves as a Managing Director and Portfolio Manager. As a member of the investment team, he is responsible for managing the firm’s Logan Concentrated Value and Logan International ADR equity strategies and plays a central role in portfolio oversight, investment decisions, and client service. Prior to joining the Adviser, Mr. Fitzpatrick held senior global equity analyst positions at Manulife Asset Management and related firms, where he focused on fundamental equity research and portfolio analysis. In addition to his investment responsibilities, Mr. Fitzpatrick serves on the Board of Directors of the CFA Society of Chicago. Mr. Fitzpatrick holds a bachelor’s degree and is a CFA charterholder.

Daniel R. Gruemmer, CFA – Managing Director
Mr. Gruemmer joined the Adviser in August 2022 and serves as a Managing Director and Portfolio Manager. As a member of the investment team, he oversees diversified equity portfolios, including the Logan Value, Logan Core, and Logan International Dividend ADR strategies, with a focus on large‑capitalization, value‑oriented equities and fundamental research. Prior to joining the Adviser, Mr. Gruemmer spent more than ten years at American Century Investments, most recently as a Portfolio Manager responsible for equity income and market‑neutral value strategies, where he developed extensive experience in value portfolio management and security selection across multiple sectors, including industrials, financials, and technology. He began his career as an Aerodynamics Engineer at The Boeing Company. Mr. Gruemmer holds a Bachelor of Science in Aerospace Engineering from Iowa State University, a Master of Science in Aerospace Engineering from Washington University in St. Louis, and an MBA in Finance from the University of Chicago Booth School of Business, and is a CFA charterholder.

The Fund’s SAI provides additional information about each Portfolio Manager’s compensation structure, other accounts that the Portfolio Manager manages and the Portfolio Manager’s ownership of Shares.
HOW TO BUY AND SELL SHARES
The Fund issues and redeems Shares at NAV only in Creation Units. Only APs may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by the Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.
Most investors buy and sell Shares in secondary market transactions through brokers at market prices. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.
When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.
Book-Entry
Shares are held in book-entry form, which means that no stock certificates are issued. The DTC or its nominee is the record owner of all outstanding Shares.
Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.
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Frequent Purchases and Redemptions of Shares
The Fund imposes no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Fund, are an essential part of the ETF process and help keep Share trading prices in line with NAV. As such, the Fund accommodates frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Fund employs fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. In addition, the Fund and the Adviser reserve the right to reject any purchase order at any time.
Determination of NAV
The Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The NAV is calculated by dividing the Fund’s net assets by its Shares outstanding.
In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by the Fund or is determined to be unreliable, the security will be valued at fair value estimates under guidelines established by the Adviser (as described below).
Fair Value Pricing
The Board has designated the Adviser as the “valuation designee” for the Fund under Rule 2a-5 of the Investment Company Act of 1940, as amended (the “1940 Act”), subject to its oversight. The Adviser has adopted procedures and methodologies to fair value Fund securities whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) a security has been de-listed or has had its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value is materially affected by events occurring after the close of the security’s primary trading market. Generally, when fair valuing a security, the Fund will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the security upon the sale of such security.
Delivery of Shareholder Documents – Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
DIVIDENDS, DISTRIBUTIONS, AND TAXES
Dividends and Distributions
The Fund intends to pay out dividends, if any, and distribute any net realized capital gains to its shareholders at least annually. The Fund will declare and pay capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.
Taxes
The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.
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The Fund intends to elect and qualify each year for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when the Fund makes distributions, when you sell your Shares listed on the Exchange; and when you purchase or redeem Creation Units (institutional investors only).
Taxes on Distributions
The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.
Distributions reported by the Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.
Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.
U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the net investment income of certain shareholders that are estates and trusts to the extent it is not distributed by the estate or trust to its beneficiaries.
In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).
You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.
If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in Shares and result in a higher capital gain or lower capital loss when the Shares are sold. After a shareholder’s basis in Shares has been reduced to zero, distributions in excess of earnings and profits in respect of those Shares will be treated as gain from the sale of the Shares.
If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.
The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any
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shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.
Taxes When Shares are Sold on the Exchange
Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. The ability to deduct capital losses may be limited.
Taxes on Purchases and Redemptions of Creation Units
An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered, plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.
Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less.
The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.
DISTRIBUTION
The Distributor, Quasar Distributors, LLC, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 190 Middle Street, Suite 301, Portland, Maine 04101.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.
No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
PREMIUM/DISCOUNT INFORMATION
Information regarding how often Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV per Share is available, free of charge, on the Fund’s website at www.logancapitalfunds.com.
ADDITIONAL NOTICES
Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of Shares.
Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.
The Adviser and the Fund make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly.
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INDEX DESCRIPTIONS
The FTSE Developed Ex US Index is a market-capitalization-weighted benchmark designed to track the performance of large- and mid-cap stocks in developed international markets, excluding the United States. It covers 24 countries across Europe, the Pacific region, and Canada, serving as a popular tool for U.S. investors seeking international equity exposure.

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FINANCIAL HIGHLIGHTS
Financial highlights are not available at this time because the Fund had not commenced operations prior to the date of this Prospectus.
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Logan Capital International ETF
Investment Adviser
Logan Capital Management, Inc.
3817 West Chester Pike
Newtown Square, Pennsylvania 19073

Distributor
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Custodian
U.S. Bank National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Sullivan & Worcester LLP
1251 Avenue of the Americas, 19th Floor
New York, New York 10020
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FOR MORE INFORMATION
Investors may find more information about the Fund in the following documents:
Statement of Additional Information: The Fund’s SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI dated [ ], 2026 is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.
Annual/Semi-Annual Reports: Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
You can obtain free copies of these documents, request other information or make general inquiries about the Fund by contacting the Fund at Logan Capital International ETF by calling 1-800-617-0004.
Shareholder reports and other information about the Fund are available:
◦Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
◦Free of charge from the Fund’s Internet website at www.logancapitalfunds.com; or
◦For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-07959)

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Subject to Completion Date June 29, 2026

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Logan Capital International ETF
(Ticker: LCID)
a series of Advisors Series Trust
Listed on NYSE Arca, Inc. (the “Exchange”)
STATEMENT OF ADDITIONAL INFORMATION
[ ], 2026
This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus for the Logan Capital International ETF (the “Fund”), a series of Advisors Series Trust (the “Trust”), dated [ ], 2026, as may be supplemented from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Fund at 1-800-617-0004 or visiting www.logancapitalfunds.com.

GENERAL INFORMATION ABOUT THE TRUST
The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on October 3, 1996, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series. The Trust consists of various series that represent separate investment portfolios. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Fund.
The Fund offers and issues Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are listed on NYSE Arca, Inc. (the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, principally for a basket of Deposit Securities together with a Cash Component. A Creation Unit of the Fund generally consists of 5,000 Shares, though this may change from time to time. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
Registration with the SEC does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES AND RELATED RISKS
The Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.
With respect to the Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.
Diversification
The Fund is “diversified” within the meaning of the Investment Company of 1940 (the “1940 Act”). Under applicable federal laws, to qualify as a diversified fund, the Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer, other than investments in cash and cash items (including receivables), U.S. government securities, and securities of other investment companies. The remaining 25% of the Fund’s total assets do not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of the Fund’s holdings is measured at the time the Fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of a single issuer or a small number of issuers. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). See “Federal Income Taxes” below for details.
Percentage Limitations
Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy. If this happens the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.
General Risks
The value of the Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer, and changes in general economic or political conditions. An investor in the Fund could lose money over short or long periods of time.
There can be no guarantee that a liquid market for the securities held by the Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.
Special Risks Related to Cyber Security. The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.
Market and Regulatory Risk
Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, and therefore investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally, liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions, such as pandemics, epidemics, and other similar circumstances in one or more countries or regions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.
Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Description of Permitted Investments
The following are descriptions of the permitted investments and investment practices and the associated risk factors. The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund’s investment objective and permitted by the Fund’s stated investment policies. The Fund may be subject to the risks described below as a result of direct investments in such instruments or indirect investments in such instruments through investments in other pooled investment vehicles, such as other ETFs.
Borrowing

Although the Fund does not intend to borrow money, the Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, the Fund may borrow up to one-third (1/3) of its total assets. The Fund will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Equity Securities
The Fund may invest directly or indirectly in equity securities. Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in the Fund’s portfolio may also cause the value of Shares to decline.
An investment in the Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the Fund’s portfolio securities and therefore a decrease in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, public health, or banking crises.
Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.
Types of Equity Securities:
Common Stocks — Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.
Preferred Stocks — Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.
Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.
Rights and Warrants — A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Smaller Companies — The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- or mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small- and mid-capitalization companies than for larger, more established companies. Small- and mid-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.
Tracking Stocks — The Fund may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
Exchange-Traded Funds
The Fund may invest in shares of other investment companies (including ETFs). As the shareholder of another ETF, the Fund would bear, along with other shareholders, its pro rata portion of the other ETF’s expenses, including advisory fees. Such expenses are in addition to the expenses the Fund pays in connection with its own operations. The Fund’s investments in other ETFs may be limited by applicable law.
Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on investments in ETFs. ETFs also carry the risk that the price the Fund pays or receives may be higher or lower than the ETF’s NAV. ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. ETFs and other investment companies in which the Fund may invest may be leveraged, which would increase the volatility of the Fund’s NAV.
Foreign Investments and Depositary Receipts
The Fund may invest in securities issued by a foreign issuer or an issuer with significant revenue or other exposure to foreign markets, or instruments that provide exposure to such securities. There may be less information publicly available about a foreign market, issuer, or security than about U.S. markets or a U.S. issuer or security, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets, while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.
The Fund will not invest in any unlisted depositary receipts or any depositary receipt that is deemed to be illiquid or for which pricing information is not readily available. In addition, all depositary receipts generally must be sponsored. However, the Fund may invest in unsponsored depositary receipts under certain limited circumstances. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts.
In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political, social or financial instability and diplomatic developments which could affect the value of the Fund’s investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer foreign securities, negatively impact the value and/or liquidity of foreign securities, adversely affect the trading market and price for foreign securities, and cause the Fund to decline in value.
Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the United States and world economies and markets generally. Such geopolitical and other events may also disrupt securities markets and, during such market disruptions, the Fund’s exposure to the other risks described in this SAI will likely increase. Each of the foregoing may negatively impact the Fund’s investments exposed to such countries and regions.
Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the Fund’s ability to invest in securities of certain issuers organized under the laws of those foreign countries.
The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in developing countries, also known as emerging markets. For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.
In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value or prospects of an investment in such securities.
Emerging Markets Investments
Direct or indirect investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets, including those described below under “Foreign Investments and American Depositary Receipts”. The risks of investments in emerging markets may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.
Russia/Ukraine
As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. The United States and other nations or international organizations may also impose additional economic sanctions or take other actions that may adversely affect Russia-exposed issuers and companies in various sectors of the Russian economy. Any or all of these potential results could lead Russia’s economy into a recession. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time. The United States and the EU have also imposed similar sanctions on Belarus for its support of Russia’s invasion of Ukraine. Additional sanctions may be imposed on Belarus and other countries that support Russia. Any such sanctions could present substantially similar risks as those resulting from the sanctions imposed on Russia, including substantial negative impacts on the regional and global economies and securities markets.
Illiquid Investments and Restricted Securities
Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit shall be observed continuously.

There are generally no restrictions on the Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933, as amended (the “Securities Act”)), except to the extent such securities may be considered illiquid. These securities are sometimes referred to as private placements. The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

Illiquid investments are often restricted securities sold in private placement transactions between issuers and their purchasers are neither listed on an exchange nor traded in other established markets and may be illiquid. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by the Fund or less than the fair value of the securities. A restricted security may be determined to be liquid under the Fund’s liquidity risk management program established pursuant to Rule 22e-4 depending on market, trading, or investment-specific considerations related to the restricted security. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, a Fund may obtain access to material non-public information about an issuer of private placement securities, which may restrict the Fund’s ability to conduct transactions in those securities.
Investment Company Securities
The Fund may invest in shares of other investment companies or mutual funds, including exchange-traded funds (“ETFs”). For example, the Fund may invest in money market mutual funds in connection with its management of daily cash positions and for temporary defensive purposes. The Fund currently intends to limit its investments in securities issued by other investment companies (except for money market funds) so that not more than 3% of the outstanding voting shares of any one investment company will be owned by the Fund, or its affiliated persons, as a whole. The Fund may invest unlimited amounts in money market funds for management of its daily cash position, subject to certain conditions. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

Section 12(d)(1)(A) of the Investment Company Act of 1940 (the “1940 Act”) generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund. There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than 3% percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”) applicable to a fund of funds (e.g, 8.5%). In accordance with Rule 12d1-1 under the 1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of money market funds purchased by the Fund, whether or not for temporary defensive purposes, provided that the Fund does not pay a sales charge, distribution fee or service fee as defined in Rule 2341 of the Conduct Rules of FINRA on acquired money market fund shares (or the Adviser must waive its advisory fees in amount necessary to offset any sales charge, distribution fee or service fee).
Rule 12d1-4 permits additional types of fund of fund arrangements without an exemptive order. The rule imposes certain conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

Initial Public Offerings (“IPOs”)
The Fund may invest in IPOs of common stock or other primary or secondary syndicated offerings of equity securities issued by a corporate issuer. The purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors. The Fund may hold IPO securities for a period of time, or may sell them soon after the purchase. Investments in IPOs could have a magnified impact – either positive or negative – on the Fund’s performance while the Fund’s assets are relatively small. The impact of IPOs on the Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

The Fund is prohibited from investing in derivatives, excluding certain currency and interest rate hedging transactions. This restriction is not fundamental and may be changed by the Fund without a shareholder vote. If the Fund does determine to invest in derivatives in the future, it will comply with Rule 18f-4 under the 1940 Act.

Short-Term, Temporary, and Cash Investments
The Fund may invest in any of the following securities and instruments:

Repurchase Agreements. When the Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. The Fund may not enter into a repurchase agreement having more than seven (7) days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

In the event of bankruptcy or other default by the seller of the security under a repurchase agreement, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In such event, instead of the contractual fixed rate of return, the rate of return to the Fund would be dependent upon intervening fluctuations of the market value of the underlying security and the accrued interest on the security. Although the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform, the ability of the Fund to recover damages from a seller in bankruptcy or otherwise in default would be reduced.

Reverse Repurchase Agreements. Reverse repurchase agreements involve sales of portfolio securities of the Fund to member banks of the Federal Reserve System or securities dealers believed creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price which is generally equal to the original sales price plus interest. The Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved.

A reverse repurchase agreement involves the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government. If the Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers. See “Foreign Securities” above. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in its Prospectus, the Fund may make interest bearing time or other interest bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Fund may invest in certificates of deposit (interest bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Rating Services, “Prime-1” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in Appendix A.
Securities Lending
The Fund may lend portfolio securities to certain creditworthy borrowers, including the Fund’s securities lending agent. Loans of portfolio securities provide the Fund with the opportunity to earn additional income on the Fund’s portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash, or money market instruments, or money market funds at least equal at all times to the market value of the loaned securities. The borrower pays to the Fund an amount equal to any dividends or interest received on loaned securities. The Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, the Fund may lose the opportunity to sell the securities at a desirable price. The Fund will generally not have the right to vote securities while they are being loaned.
INVESTMENT RESTRICTIONS
The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority of a Fund’s outstanding voting securities” as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.
The Fund may not:

1.With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer. (Does not apply to investments in the securities of other investment companies or securities of the U.S. government, its agencies or instrumentalities.)
2.Borrow money, except in an amount not to exceed 33 1/3% of the value of its total assets, as permitted under the 1940 Act.
3.Issue senior securities, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, currency contracts or repurchase transactions, or except as permitted under the 1940 Act.
4.Engage in the business of underwriting securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
5.Invest 25% or more of the market value of its total assets in the securities of companies engaged in any one industry. (Does not apply to investments in the securities of other investment companies or securities of the U.S. government, its agencies or instrumentalities.)
6.Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of a Fund’s ownership of securities.
7.Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities.
8.Make loans to others, except as permitted under the 1940 Act.

The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

1.Invest in any issuer for purposes of exercising control or management.
2.Hold, in the aggregate, more than 15% of its net assets in illiquid investments that are assets pursuant to Rule 22e-4 under the 1940 Act.
If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitation with respect to the borrowing of money will be observed continuously.

EXCHANGE LISTING AND TRADING
Shares are listed for trading and trade throughout the day on the Exchange.
There can be no assurance that the Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, the Shares if any of the requirements set forth in the Exchange rules, including compliance with Rule 6c-11(c) under the 1940 Act, are not continuously maintained or such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of the Fund from listing and trading upon termination of the Fund.
The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.
MANAGEMENT OF THE TRUST
The overall management of the Trust’s business and affairs is invested with its Board. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Administrator, Custodian and Transfer Agent, each as defined herein. The day-to-day operations of the Trust are delegated to its officers, subject to each Fund’s investment objective, strategies and policies and to the general supervision of the Board. The Trustees and officers of the Trust, their year of birth, and positions with the Trust, terms of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below.
Independent Trustees(1)

Name, Year of Birth and Address	Position Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
David G. Mertens (1960) 615 E. Michigan Street Milwaukee, WI 53202	Board Chair Trustee	Indefinite term; since October 2023. Indefinite term; since March 2017.	Independent Contractor (February 2025 to present); Partner, QSV Equity Investors, LLC (a privately held investment advisory firm) (February 2019 to February 2025); Managing Director and Vice President, Jensen Investment Management, Inc. (a privately held investment advisory firm) (2002 to 2017).	2	Trustee, Advisors Series Trust (for series not affiliated with the Fund).

Name, Year of Birth and Address	Position Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Michele Rackey (1959) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since January 2023.	Chief Executive Officer, Government Employees Benefit Association (GEBA) (benefits and wealth management organization) (2004 to 2020); Board Member, Association Business Services Inc. (ABSI) (for-profit subsidiary of the American Society of Association Executives) (2019 to 2020).	2	Trustee, Advisors Series Trust (for series not affiliated with the Fund).

Name, Year of Birth and Address	Position Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Anne W. Kritzmire (1962) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since August 2024.	Principal Owner of AW Kritzmire Consulting (2021-Present); Business Faculty Lead of Lake Forest Graduate School of Management (2021-Present); Head of Multi-Asset and various other positions of Nuveen Investments (1999-2020).	2	Trustee, Advisors Series Trust (for series not affiliated with the Fund); Lead Independent Director of Thornburg Income Builder Opportunities Trust (a closed end fund) (2020-Present); Trustee, Finance Commissioner, and Acting Treasurer of Village of Long Grove (municipal government) (2017-2025).
Craig B. Wainscott (1961) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since August 2024.	CEO instaCOVER LLC (Specialized insurance/technology company) 2014-2021, and CFO 2021-2023.	2	Trustee, Advisors Series Trust (for series not affiliated with the Fund); Independent Trustee of iMGP Funds (14 Funds) (2024-Present); Independent Trustee and Board Chair of Brandes Investment Trust (6 Funds) (2011-2024); Board Member of Paradigm Project (social venture company) (2010-2020).

Officers

Name, Year of Birth and Address	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Jeffrey T. Rauman (1969) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term; since December 2018.	Senior Vice President, Compliance and Administration, U.S. Bank Global Fund Services (February 1996 to present).
Kevin J. Hayden (1971) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Treasurer and Principal Financial Officer	Indefinite term; since January 2023.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (June 2005 to present).
Richard R. Conner (1982) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since December 2018.	Assistant Vice President, Compliance and Administration, U.S. Bank Global Fund Services (July 2010 to present).
Albert Sosa (1970) 615 E.. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since March 2025.	Assistant Vice President, Compliance and Administration, U.S. Bank Global Fund Services (June 2004 to present).
Joseph R. Kolinsky (1970) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Vice President, Chief Compliance Officer and AML Officer	Indefinite term; since July 2023.
Vice President, U.S. Bank Global Fund Services (May 2023 to present); Chief Compliance Officer, Chandler Asset Management, Inc. (2020 to 2022); Director, Corporate Compliance, Pacific Life Insurance Company (2018 to 2019).

Lillian A. Kabakali (1980) 2020 E. Financial Way, Suite 100 Glendora, CA 91741	Vice President and Secretary	Indefinite term; since March 2026.	Vice President, U.S. Bank Global Fund Services (January 2026 to present); Senior Counsel, Royal Bank of Canada (February 2025 to November 2025); Vice President, U.S. Bank Global Fund Services (April 2023 to February 2025); Vice President, Compliance, Guggenheim Partners Investment Management Holdings, LLC (April 2019 to April 2023).

*The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of the Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years.
(1)The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)As of [______], the Trust was comprised of [ ] active portfolios managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Logan Capital Broad Innovative Growth ETF and the Logan Capital International ETF (the “Logan Funds”) and not to any other series of the Trust.
(3)“Other Directorships Held” includes only directorship of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 Act, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

Additional Information Concerning Our Board of Trustees

The Role of the Board
The Board provides oversight of the management and operations of the Trust. Like all registered investment companies, the day-to-day responsibility for the management and operations of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s investment advisers, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI. The Board approves all significant agreements between the Trust and its service providers, including the agreements with the investment advisers, distributor, administrator, custodian and transfer agent. The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations. The Board has appointed a Chief Compliance Officer (“CCO”) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations. From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function. It has established three standing committees, an Audit Committee, a Governance and Nominating Committee and a Qualified Legal Compliance Committee (the “QLCC”), which are discussed in greater detail under “Board Committees,” below. Currently, all of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Adviser or its affiliates or any other investment adviser in the Trust or with its principal underwriter. The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.
The President and Principal Executive Officer of the Trust is not a Trustee, but rather a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the Funds in the Trust. The Trust has appointed David Mertens, an Independent Trustee, as Board Chair, and he acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as Chair during executive sessions of the Independent Trustees.
The Board reviews its structure annually. The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chair positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust. Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks) the oversight of different types of risks is handled in different ways. For example, the Board meets regularly with the CCO to discuss compliance and operational risks and the Audit Committee meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The full Board receives reports from the Adviser and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years. They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.
In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.
David G. Mertens. Mr. Mertens has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters. He currently serves as an Independent Contractor. Mr. Mertens previously served as Partner of QSV Equity

Investors, LLC, a privately held investment advisory firm, from 2019 to 2025. Mr. Mertens also gained substantial mutual fund experience through his tenure as Managing Director and Vice President of Jensen Investment Management, Inc. (“Jensen”) from 2002 to 2017. Prior to Jensen, Mr. Mertens held various roles in sales and marketing management with Berger Financial Group, LLC from 1995 to 2002, ending as Senior Vice President of Institutional Marketing for Berger Financial Group and President of its limited purpose broker-dealer, Berger Distributors.
Michele Rackey. Ms. Rackey has substantial experience in mutual funds and investment management through her experience as CEO of Government Employees Benefits Association (GEBA) and also with The ARK Funds. Ms. Rackey is experienced with financial, accounting, investment and regulatory matters and serves as an Audit Committee Financial Expert for the Trust. Ms. Rackey was CEO of GEBA for 17 years and Chief Operating Officer of the ARK Funds for nine years. Ms. Rackey has a BS in Business Administration from the University of Illinois at Chicago and has an MBA from Keller Graduate School of Management in Chicago. Ms. Rackey previously held FINRA series 6, 7 and 63 licenses as well as a Maryland Life and Health License.
Anne W. Kritzmire. Ms. Kritzmire has substantial experience in registered funds and investment management through her experience as Head of Multi-Asset/Solutions Marketing, Managing Director of Closed-End Funds, Managing Director of Channel Marketing, and Director of Customer Insights at Nuveen Investments. Ms. Kritzmire serves as Lead Independent Director on the Board of Directors and is a member of the Audit Committee and Nominating and Governance Committee of the Thornburg Income Builder Opportunities Trust (2020-Present). With respect to the Thornburg Income Builder Opportunities Trust, she is considered to be a qualified financial expert. She has also served on several other boards including as a Trustee, Financial Commissioner, and Acting Treasurer at Village of Long Grove (2017-2025). Ms. Kritzmire has a B.S. in Electrical Engineering from University of Notre Dame and has an MBA in Finance and Marketing from Northwestern University, Kellogg Graduate School of Management. Ms. Kritzmire serves as an Audit Committee Financial Expert for the Trust.
Craig B. Wainscott. Mr. Wainscott has substantial global executive and advisory experience, including his current position as a mutual fund trustee at iMGP Funds and early-stage business advisor. He formerly served as an Independent Trustee and Board Chair of Brandes Investment Trust. He also has extensive C-Suite Leadership, including his position as Chief Executive Officer at Russell Investments Canada for five years, leading a diverse collection of businesses such as mutual funds, institutional funds, consulting, and brokerage. He has also served as CEO at instaCOVER LLC and CFO at The Paradigm Project. Mr. Wainscott continues to serve as Board Advisor at Cadenced Biomedical (an early-stage medical device company). He has also served as a board member for The Paradigm Project. Mr. Wainscott is a qualified financial expert, having served as the CFO for two organizations, audit committee member, and is a CFA. Mr. Wainscott serves as an Audit Committee Financial Expert for the Trust.
Board Committees

The Trust has established the following three standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, and the Governance and Nominating Committee. There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice. The Trust’s committee structure is specifically not intended or designed to prevent or mitigate the Fund’s investment risks. The Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Audit Committee is comprised of all of the Independent Trustees. Ms. Rackey is the Chair of the Audit Committee. The Audit Committee will meet at least once per year with respect to the various series of the Trust. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).

The Governance and Nominating Committee is comprised of all, and only of, the Independent Trustees. The Governance and Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Governance and Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board. Recommendations for consideration by the Governance and

Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.

The Governance and Nominating Committee meets regularly with respect to the various series of the Trust. The Governance and Nominating Committee is also responsible for, among other things, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” Mr. Wainscott is the Chair of the Governance and Nominating Committee.

Trustee Ownership of Fund Shares and Other Interests

The following table shows the amount of shares in the Fund(1) and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2025.

Independent Trustees	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Fund Shares in the Trust
(None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)
David G. Mertens	None	Over $100,000
Michele Rackey	None	$50,001 - $100,000
Anne W. Kritzmire	None	None
Craig B. Wainscott	None	None
(1) The Fund had not commenced operations prior to the date of this Statement of Additional Information.

As of December 31, 2025, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the distributor, as defined below, or an affiliate of the Adviser or distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the distributor or any affiliate thereof was a party.

Compensation

Effective January 1, 2026, the Independent Trustees each receive an annual retainer of $116,500 per year allocated among each of the various portfolios comprising the Trust, an additional $7,000 per regularly scheduled Board meeting, and an additional $1,500 for certain special meetings, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. The Trust Chair, Chair of the Audit Committee, and Chair of the Governance and Nominating Committee each receive a separate annual fee of $15,000, $10,000, and $5,000, respectively, provided that the separate fee for the Chair of the Audit Committee will be waived if the same individual serves as both Trust Chair and Audit Committee Chair. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. Set forth below is the estimated compensation to be received by the Independent Trustees from the Fund for the fiscal year ended April 30, 2027.

	Aggregate Estimated Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Estimated Compensation from Fund Complex Paid to Trustees(1)
Independent Trustee
David Mertens	[ ]	None	None	[ ]
Michele Rackey	[ ]	None	None	[ ]
Anne W. Kritzmire	[ ]	None	None	[ ]
Craig B. Wainscott	[ ]	None	None	[ ]
(1)There are currently numerous portfolios comprising the Trust. The term “Fund Complex” applies only to the Logan Funds and not to any other series of the Trust.
PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the applicable Fund.
The Fund had not commenced operations prior to the date of this Statement of Additional Information, and therefore, there are no Shares outstanding.

CODES OF ETHICS
The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust and the Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to the codes of ethics). Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Fund. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust, or the Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust or the Adviser.
There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at https://www.sec.gov.
PROXY VOTING POLICIES
The Fund has delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”). A copy of the Proxy Voting Policies is set forth in Appendix B to this SAI. The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Fund.
The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Fund and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.
When available, information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling 1-800-617-0004 and (2) on the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Logan Capital Management, Inc., located at 3817 West Chester Pike, Newtown Square, Pennsylvania 19073, acts as investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. Each of Messrs. Al Besse, Stephen S. Lee and Dana H. Stewardson, is a control person of the Adviser through his ownership of 30% of the Adviser.
Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. The Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services.
The Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.
In addition to the management fees payable to the Adviser, the Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund’s shareholders and the Trust’s Board that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Adviser or Administrator; insurance premiums on property or personnel of the Fund which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the SAI of the Fund or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Fund); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

[Though the Fund is responsible for its own operating expenses, the Adviser has contractually agreed to waive a portion or all of the management fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short, and extraordinary expenses) to 0.99% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap for the Fund will remain in effect through at least August 31, 2027, and may be terminated only by the Board. The Adviser may request recoupment of previously waived fees and paid expenses in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.]

Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts. Such recoupment may not be paid prior to the Fund’s payment of current ordinary operating expenses.
The Advisory Agreement with respect to the Fund will continue in force for an initial period of two years. Thereafter, the Advisory Agreement will be renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or the Adviser.

The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.
For the services it provides to the Fund, the Fund pays the Adviser a management fee, which is calculated daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets.
PORTFOLIO MANAGERS
The Fund is managed by Messrs. William T. Fitzpatrick and Daniel R. Gruemmer.
Compensation
Each portfolio manager receives a fixed base salary.
Share Ownership
The Fund is required to show the dollar range of the portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.
As of the date of this SAI, the portfolio managers did not beneficially own Shares.
Other Accounts
In addition to the Fund, the Portfolio Managers managed the following other accounts as of [July 31, 2026]:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]
Material Conflicts of Interest
The Adviser does not anticipate that there will be any material conflicts of interest between the management of the Fund and its other accounts. The Adviser’s allocation policy prohibits any allocation of trades in a manner whereby any particular clients or group of clients receives more favorable treatment than other client accounts.
THE DISTRIBUTOR
The Trust, the Adviser, and Quasar Distributors, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Fund and distributes Shares. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is 190 Middle Street, Suite 301, Portland, Maine 04101.
Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of FINRA.
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).
The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.
Intermediary Compensation. The Adviser or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.
Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your Adviser, broker or other investment professional, if any, may also be significant to such Adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial advisor, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.
Intermediary information is current only as of the date of this SAI. Please contact your advisor, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.
If you have any additional questions, please call 1-800-617-0004.
THE ADMINISTRATOR, CUSTODIAN, AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s transfer agent and administrator.
Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement between the Trust and Fund Services, Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Fund pays Fund Services a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.
CUSTODIAN
Pursuant to a Custody Agreement, U.S. Bank National Association (the “Custodian” or “U.S. Bank”), 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund’s assets. The Custodian holds and administers the assets in the Fund’s portfolio. Pursuant to the Custody Agreement, the Custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.
LEGAL COUNSEL
Sullivan & Worcester LLP (“Sullivan & Worcester”), 1251 Avenue of the Americas, 19th Floor, New York, New York 10020, serves as legal counsel to the Trust and provides counsel on legal matters relating to the Fund. Sullivan & Worcester also serves as independent legal counsel to the Board of Trustees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, is the independent registered public accounting firm for the Fund, whose services include auditing the Fund’s financial statements and the performance of related tax services.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES
The Trust’s Board has adopted a policy regarding the disclosure of information about the Fund’s security holdings. The Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).
DESCRIPTION OF SHARES
The Declaration of Trust authorizes the issuance of an unlimited number of funds and Shares. Each Share represents an equal proportionate interest in the Fund with each other Share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of Shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.
Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds of the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of shareholders owning at least 10% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.
LIMITATION OF TRUSTEES’ LIABILITY
The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Amended and Restated By-laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.
BROKERAGE TRANSACTIONS
The policy of the Trust regarding purchases and sales of securities for the Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.
The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker-dealer for each specific transaction, the Adviser chooses the broker-dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser will also use electronic crossing networks (“ECNs”) when appropriate.
Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units-Creation Transaction Fee” and “Redemption Transaction Fee,” the Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.
The Adviser may use the Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser, but only if the Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: 1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; 2) cause clients to engage in more securities transactions than would otherwise be optimal; and 3) only recommend brokers that provide soft dollar benefits.
The Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser is able to use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s expenses to the extent that the Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser, effectively cross subsidizing the other accounts managed by the Adviser that benefit directly from the product. The Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.
The Adviser is responsible, subject to oversight by the Board, for placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.
The Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.
Securities of “Regular Broker-Dealers.” The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Fund are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (iii) sold the largest dollar amounts of Shares.
PORTFOLIO TURNOVER RATE
Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.
BOOK ENTRY ONLY SYSTEM
The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.
DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.
Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to the Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.
PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS
The Trust issues and redeems Shares only in Creation Units on a continuous basis through the Transfer Agent, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of Shares is calculated each business day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. The Fund will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for business.
Fund Deposit. The consideration for purchase of a Creation Unit of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.
Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).
The Fund, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.
The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for the Fund changes from time to time.
The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”).
Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the

Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.
All orders to purchase Shares directly from the Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement. The order cut-off time for the Fund for orders to purchase Creation Units is expected to be 4:00 p.m. Eastern Time, which time may be modified by the Fund from time-to-time by amendment to the Participant Agreement. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from the Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement. On behalf of the Fund, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities), and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the contractual settlement date. If the Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the contractual settlement date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the contractual settlement date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund.
The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian on the contractual settlement date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by the Custodian on the contractual settlement date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement and this SAI are properly followed.
Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Transfer Agent and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The typical settlement date for each transaction will be within one day of the transaction (commonly referred to as “T+1”), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the delivery of Shares may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods. The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.
Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the contractual settlement date. If the Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the contractual settlement date.
Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to the Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares; (d) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (e) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.
Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.
All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for the Fund is $300, regardless of the number of Creation Units created in the transaction. The Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.
Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.
Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities - as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. In the event that the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

The typical settlement date for each redemption transaction will be within one day of the transaction (or T+1), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. Due to the schedule of holidays in certain countries, however, the receipt of redemption proceeds may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods.
Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for the Fund is is $300, regardless of the number of Creation Units redeemed in the transaction. The Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.
Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern Time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Participant Agreement. Investors should be aware that their particular broker may not have executed an Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made by the next Business Day following the trade date, as discussed above.
The Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.
Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of Shares to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”), as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.
Because the portfolio securities of the Fund may trade on other exchanges on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their Shares, or to purchase or sell Shares on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.
The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of Shares or determination of the NAV of Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NAV
NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV is calculated by Fund Services and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the NYSE is open, provided that fixed income assets may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as its “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to its oversight. As the valuation designee, the Adviser has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
In calculating the Fund’s NAV per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share. The Fund may use various pricing services, or discontinue the use of any pricing service, as approved by the Adviser from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.
DIVIDENDS AND DISTRIBUTIONS
The following information supplements and should be read in conjunction with the section in the Prospectus titled, “Dividends, Distributions and Taxes.”
General Policies. Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code to preserve the Fund’s eligibility for treatment as a RIC, in all events in a manner consistent with the provisions of the 1940 Act.
Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.
The Fund makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income.
Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.
FEDERAL INCOME TAXES
The following is only a summary of certain U.S. federal income tax considerations generally affecting the Fund and its shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.
The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
The Tax Cuts and Jobs Act (the “Tax Act”) made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and only apply to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes with respect to the specific rules only applicable to a RIC, such as the Fund. The Tax Act, however, made numerous other changes to the tax rules that may affect shareholders and the Fund. You are urged to consult your own tax advisor regarding how the Tax Act affects your investment in the Fund.
Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, local or foreign taxes.
Taxation of the Fund. The Fund has elected and intends to continue to qualify each year to be treated as a separate RIC under the Code. As such, the Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. To qualify for treatment as a RIC, the Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income (generally including the excess of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).
To the extent the Fund makes investments that may generate income that is not qualifying income, including certain derivatives, the Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.
Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. The Fund is treated as a separate corporation for federal income tax purposes. The Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.
If the Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect, and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where the Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, the Fund may be required to dispose of certain assets. If these relief provisions were not available to the Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at the regular 21% corporate rate without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by non-corporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a Fund-level tax on certain net built in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.
The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.
Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.
The Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated.
If the Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. The Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.
Taxation of Shareholders – Distributions. The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net recognized long-term capital gains in excess of net recognized short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net realized capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.
The Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporations, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to non-corporate shareholders at rates of up to 20%.
Distributions from the Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares.
Qualified dividend income includes, in general and, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain foreign corporations.
Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by the Fund from an ETF, an underlying fund taxable as a RIC, or a REIT may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund, or REIT. If 95% or more of the Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.

Fund dividends will not be treated as qualified dividend income if the Fund does not meet holding period and other requirements with respect to dividend paying stocks in its portfolio, and the shareholder does not meet holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Distributions from the Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.
In the case of corporate shareholders, certain dividends received by the Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends-received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to the Fund from REITs and other RICs are not eligible for the dividends-received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends-received deduction with respect to those Shares.
Although dividends generally will be treated as distributed when paid, any dividend declared by the Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.
U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
Shareholders who have not held Shares for a full year should be aware that the Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in the Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.
To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.
If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when Shares on which the distribution was received are sold. After a shareholder’s basis in Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.
Taxation of Shareholders – Sale of Shares. A sale, redemption, or exchange of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.
The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of the Fund may limit the tax efficiency of the Fund. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.
Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).
The Trust, on behalf of the Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.
Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.
Foreign Investments. Dividends and interest received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. The Fund does not expect to satisfy the requirements for passing through to its shareholders any share of foreign taxes paid by the Fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.
Backup Withholding. The Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.
Non-U.S. Shareholders. Any non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the United States for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the United States for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
Unless certain non-U.S. entities that hold Shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the United States and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.
For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in the Fund should consult their tax advisors in this regard.
Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Fund if, for example, (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) Shares constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.
Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Other Issues. In those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

FINANCIAL STATEMENTS
Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually. The Fund has not commenced operations prior to the date of this SAI and does not yet have financial statements.
Prior to the launch of the Fund, a separately managed account known converted into the Fund. Simultaneously, another separately managed account exchanged its assets into the Fund prior to launch. Both separately managed accounts (together, the “Predecessor Accounts”) were managed by the Adviser since their respective inceptions. The Predecessor Accounts’ audited special purpose schedule of investments and notes thereto for the fiscal period ended April 30, 2026, are included below. The information for the Predecessor Accounts has been audited by Tait, Weller & Baker LLP, the independent auditor for the Predecessor Accounts on June 11, 2026.

SEPARATELY MANAGED INTERNATIONAL PORTFOLIO A
SCHEDULE OF INVESTMENTS
As of April 30, 2026
(nostarin)
COMMON STOCKS: 96.52%

Banks: 15.53%

Shares	Holding	Value
17,085	ING Groep N.V. (ING)	$494,269
77,740	Lloyds Banking Group plc (LYG)	$422,906
6,927	United Overseas Bank Limited (UOVEY)	$395,213
2,189	Royal Bank of Canada (RY)	$393,954
6,684	BNP Paribas SA (BNPQY)	$350,843
11,404	DNB Bank ASA (DNBBY)	$345,792
12,799	ANZ Group Holdings Limited (ANZGY)	$341,221
	Industry Total	$2,744,198

Oil, Gas and Consumable Fuels: 13.60%

Shares	Holding	Value
16,052	Equinor ASA (EQNR)	$654,119
6,722	Shell plc (SHEL)	$609,484
6,232	TotalEnergies SE (TTE)	$577,769
11,850	BP p.l.c. (BP)	$561,453
	Industry Total	$2,402,825

Pharmaceuticals: 12.12%

Shares	Holding	Value
3,677	Novartis AG (NVS)	$543,644
9,753	Roche Holding AG (RHHBY)	$496,233
9,169	Sanofi (SNY)	$427,092
1,839	AstraZeneca PLC (AZN)	$344,573
6,313	GSK plc (GSK)	$330,233
	Industry Total	$2,141,775

Insurance: 8.12%

Shares	Holding	Value
8,594	AXA SA (AXAHY)	$412,856
8,859	Allianz SE (ALIZY)	$403,173
7,723	Tokio Marine Holdings, Inc. (TKOMY)	$353,713
6,546	Swiss Re AG (SSREY)	$264,524
	Industry Total	$1,434,266

Diversified Telecommunication Services: 5.71%

Shares	Holding	Value
11,363	Deutsche Telekom AG (DTEGY)	$366,911
17,016	Orange S.A. (ORANY)	$356,655
11,713	NTT, Inc. (NTTYY)	$284,567
	Industry Total	$1,008,133

Tobacco: 4.79%

Shares	Holding	Value
8,220	British American Tobacco p.l.c. (BTI)	$483,336
9,544	Imperial Brands PLC (IMBBY)	$363,340
	Industry Total	$846,676

Automobiles: 3.61%

Shares	Holding	Value
13,743	Honda Motor Co., Ltd. (HMC)	$334,505
9,914	Bayerische Motoren Werke Aktiengesellschaft (BMWKY)	$302,476
	Industry Total	$636,981

Electric Utilities: 2.46%

Shares	Holding	Value
4,620	Iberdrola, S.A. (IBDRY)	$433,864
	Industry Total	$433,864

Air Freight and Logistics: 2.32%

Shares	Holding	Value
13,880	Deutsche Post AG (DHLGY)	$410,640
	Industry Total	$410,640

Industrial Conglomerates: 2.31%

Shares	Holding	Value
2,754	Siemens Aktiengesellschaft (SIEGY)	$408,886
	Industry Total	$408,886

Food Products: 2.16%

Shares	Holding	Value
3,767	Nestlé S.A. (NSRGY)	$382,275
	Industry Total	$382,275

Ground Transportation: 2.11%

Shares	Holding	Value
3,321	Canadian National Railway Company (CNI)	$372,384
	Industry Total	$372,384

Consumer Staples Distribution and Retail: 2.07%

Shares	Holding	Value
7,753	Koninklijke Ahold Delhaize N.V. (ADRNY)	$366,019
	Industry Total	$366,019

Personal Care Products: 2.05%

Shares	Holding	Value
6,137	Unilever PLC (UL)	$361,960
	Industry Total	$361,960

Machinery: 2.04%

Shares	Holding	Value
8,409	Komatsu Ltd. (KMTUY)	$360,746
	Industry Total	$360,746

Construction and Engineering: 1.98%

Shares	Holding	Value
9,287	Vinci SA (VCISY)	$350,491
	Industry Total	$350,491

Media: 1.85%

Shares	Holding	Value
13,964	Publicis Groupe S.A. (PUBGY)	$326,478
	Industry Total	$326,478

Wireless Telecommunication Services: 1.81%

Shares	Holding	Value
19,543	KDDI Corporation (KDDIY)	$320,114
	Industry Total	$320,114

Chemicals: 1.71%

Shares	Holding	Value
18,830	BASF SE (BASFY)	$302,692
	Industry Total	$302,692

IT Services: 1.68%

Shares	Holding	Value
12,262	Capgemini SE (CGEMY)	$297,231
	Industry Total	$297,231

Beverages: 1.66%

Shares	Holding	Value
3,646	Diageo plc (DEO)	$294,050
	Industry Total	$294,050
Automobile Components: 1.65%

Shares	Holding	Value
28,087	Bridgestone Corporation (BRDCY)	$291,262
	Industry Total	$291,262

Construction Materials: 1.62%

Shares	Holding	Value
6,477	Heidelberg Materials AG (HDLMY)	$286,672
	Industry Total	$286,672

Professional Services: 1.55%

Shares	Holding	Value
7,500	RELX PLC (RELX)	$274,425
	Industry Total	$274,425

TOTAL INVESTMENTS IN COMMON STOCKS:	96.52%		$17,055,045

SHORT TERM INVESTMENTS:	3.48%
FIRST AMERICAN GOVERNMENT OBLIGATIONS FUND - CLASS X
614,123 SHARES		$614,123

TOTAL MONEY MARKET FUNDS			$614,123

TOTAL INVESTMENTS AND NET ASSETS:	100.00%		$17,669,168

LOGAN CAPITAL NOTES TO SPECIAL PURPOSE SCHEDULE OF INVESTMENTS
As of April 30, 2026
1. Basis of Presentation
The accompanying Special Purpose Schedule of Investments (the “Schedule”) presents the investments and related fair values of Separately Managed International Portfolio A, an investment account managed by Logan Capital Management, Inc., identified by the internal account code nostarin (the “Account”), as of April 30, 2026.
The schedule has been prepared for special-purpose reporting and reflects only those investments designated as eligible for contribution, review, or other specified reporting purposes. Accordingly, the Schedule is not intended to present the complete financial position, results of operations, changes in net assets, or cash flows of the Account.
The Schedule has been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
2. Summary of Significant Accounting Policies
Use of Estimates. The preparation of the accompanying Special Purpose Schedule of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts included herein. Actual results could differ from those estimates.
Security Valuation. Equity securities traded on national securities exchanges are valued at the last reported sale price on the principal exchange on which the securities are traded. Securities traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). If market quotations are not readily available or are deemed unreliable, securities are valued in accordance with fair valuation procedures considered appropriate under the circumstances.
Security Transactions. Security transactions are recorded on a trade-date basis. Realized gains and losses are determined using the specific identification method.
3. Fair Value Measurements
The Account utilizes various methods to measure the fair value of investments on a recurring basis in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.
Level 1 — Unadjusted quoted prices in active markets for identical assets.
Level 2 — Observable inputs other than quoted prices included in Level 1.
Level 3 — Unobservable inputs reflecting management assumptions.
The following is a summary of the inputs used to value the Account’s investments as of April 30, 2026:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$17,055,045	--	--	$17,055,045
Money Market Fund	$614,123	--	--	$614,123
Total Investments in Securities	$17,669,168	--	--	$17,669,168

4. Concentration Risk
The Account maintains exposure to foreign securities and issuers located outside the United States. Foreign investing may involve additional risks, including political and economic developments, currency fluctuations, differing accounting standards, and regulatory considerations.
The Account also maintains concentrations within the banking, energy, and pharmaceutical sectors, which may increase sensitivity to developments affecting those industries.
5. Subsequent Events
Management has evaluated subsequent events through the date the accompanying Special Purpose Schedule of Investments were issued and determined that no additional disclosures or adjustments were required.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To Management of Logan Capital Management, Inc.

Opinion on the Financial Statements
We have audited the accompanying special purpose schedule of investments and related notes of the separately managed International Portfolio A advised by Logan Capital Management, Inc. as of April 30, 2026, to be acquired by Logan Capital International ETF, an open-end diversified series of Advisors Series Trust (collectively referred to as the “financial statement”). In our opinion, the financial statement presents fairly, in all material respects, the investments to be acquired as of April 30, 2026, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
The financial statement is the responsibility of the management. Our responsibility is to express an opinion on the financial statement based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to Logan Capital Management, Inc., the investment advisor of the separately managed account, in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more investment companies advised by Logan Capital Management, Inc. since 2012.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statement, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statement. Our procedures included confirmation of the securities owned as of April 30, 2026, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statement. We believe that our audit provides a reasonable basis for our opinion.

Emphasis of Matter

As discussed in Note 1, the accompanying financial statement was prepared based on the separately managed account managed by Logan Capital Management, Inc. as of April 30, 2026. As a result, the financial statement may not be suitable for another purpose. Our opinion is not modified with respect to this matter.

/s/ TAIT, WELLER & BAKER LLP

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
June 11, 2026

SEPARATELY MANAGED INTERNATIONAL PORTFOLIO B
SCHEDULE OF INVESTMENTS
As of April 30, 2026
(rossjjt)
COMMON STOCKS: 97.28%

Banks: 15.17%

Shares	Holding	Value
488	United Overseas Bank Ltd Spons ADR (UOVEY)	$27,842
462	BNP Paribas ADR (BNPQY)	$24,250
1,191	ING Group NV ADR (ING)	$34,456
817	DNB Asa (DNBBY)	$24,773
139	Royal Bank of Canada (RY)	$25,016
4,661	Lloyds TSB Group PLC SP ADR (LYG)	$25,356
885	ANZ GROUP HLDGS LTD SPONS ADR ISIN#US03736N1046 (ANZGY)	$23,594
	Industry Total	$185,287

Oil, Gas and Consumable Fuels: 12.42%

Shares	Holding	Value
659	BP PLC (BP)	$31,223
382	Shell PLC A Spons ADR (SHEL)	$34,636
1,126	Equinor ASA (EQNR)	$45,884
431	Totalenergies SE Act (TTE)	$39,958
	Industry Total	$151,701

Pharmaceuticals: 12.12%

Shares	Holding	Value
794	Roche Holding AG ADR (RHHBY)	$40,398
251	Novartis AG Spons ADR (NVS)	$37,110
95	Astrazeneca (AZN)	$17,800
439	GSK PLC (GSK)	$22,964
638	Sanofi (SNY)	$29,718
	Industry Total	$147,990

Insurance: 8.59%

Shares	Holding	Value
597	AXA SA (AXAHY)	$28,680
541	Tokio Marine Holdings Inc ADR (TKOMY)	$24,778

Shares	Holding	Value
723	Allianz SE Unsponsored ADS (ALIZY)	$32,904
459	Swiss Re Ltd ADR (SSREY)	$18,548
	Industry Total	$104,910

Diversified Telecommunication Services: 5.43%

Shares	Holding	Value
822	NTT Inc Sponsored (NTTYY)	$19,970
855	Deutsche Telekom ADR (DTEGY)	$27,608
897	Orange Sponsored ADR (ORANY)	$18,801
	Industry Total	$66,379

Tobacco: 4.60%

Shares	Holding	Value
695	Imperial Brands PLC (IMBBY)	$26,459
505	British American TOB Spns ADR (BTI)	$29,694
	Industry Total	$56,153

Automobiles: 4.21%

Shares	Holding	Value
1,013	Honda Motor (HMC)	$24,656
876	Bayerische Motoren Werke Ag Unspon Adr Each Rep 3 Ord Shs (BMWKY)	$26,727
	Industry Total	$51,383

Electric Utilities: 2.49%

Shares	Holding	Value
324	Iberdrola SA Spons ADR (IBDRY)	$30,427
	Industry Total	$30,427

Air Freight and Logistics: 2.34%

Shares	Holding	Value
968	Deutsche Post New ADR F (DHLGY)	$28,638
	Industry Total	$28,638

Industrial Conglomerates: 3.18%

Shares	Holding	Value
262	Siemens AG ADR (SIEGY)	$38,899
	Industry Total	$38,899

Food Products: 2.03%

Shares	Holding	Value
244	Nestle SA ADR B (NSRGY)	$24,761
	Industry Total	$24,761

Ground Transportation: 2.10%

Shares	Holding	Value
229	Canadian National Railway Co (CNI)	$25,678
	Industry Total	$25,678

Consumer Staples Distribution and Retail: 2.09%

Shares	Holding	Value
541	Koninklijke Ahold Delhaize NV (ADRNY)	$25,541
	Industry Total	$25,541

Personal Care Products: 1.70%

Shares	Holding	Value
352	Unilever PLC ADR (UL)	$20,761
	Industry Total	$20,761

Machinery: 2.05%

Shares	Holding	Value
583	Komatsu Ltd ADR (KMTUY)	$25,011
	Industry Total	$25,011

Construction and Engineering: 2.04%

Shares	Holding	Value
672	Vinci SA ADR (VCISY)	$25,361
	Industry Total	$25,361

Media: 2.44%

Shares	Holding	Value
1,277	Publicis Groupe SA ADR (PUBGY)	$29,856
	Industry Total	$29,856

Wireless Telecommunication Services: 1.83%

Shares	Holding	Value
1,362	KDDI Corp ADR (KDDIY)	$22,310
	Industry Total	$22,310

Chemicals: 1.73%

Shares	Holding	Value
1,318	BASF AG Spons ADR (BASFY)	$21,187
	Industry Total	$21,187

IT Services: 1.69%

Shares	Holding	Value
850	CapGemini Se Unsp/ADR (CGEMY)	$20,604
	Industry Total	$20,604

Beverages: 1.66%

Shares	Holding	Value
251	Diageo PLC (DEO)	$20,243
	Industry Total	$20,243

Automobile Components: 1.66%

Shares	Holding	Value
1,960	Bridgestone Corp ADR (BRDCY)	$20,325
	Industry Total	$20,325

Construction Materials: 2.04%

Shares	Holding	Value
563	Heidelberg Materials AG (HDLMY)	$24,918
	Industry Total	$24,918

Professional Services: 1.62%

Shares	Holding	Value
540	RELX PLC ADR (RELX)	$19,759
	Industry Total	$19,759

TOTAL INVESTMENTS IN COMMON STOCKS:	97.28%	$1,188,082

ASSETS IN EXCESS OF LIABILITIES:	2.72%	$33,278

TOTAL NET ASSETS:	100.00%	$1,221,360

LOGAN CAPITAL NOTES TO SPECIAL PURPOSE SCHEDULE OF INVESTMENTS

As of April 30, 2026

1. Basis of Presentation

The accompanying Special Purpose Schedule of Investments (the "Schedule") presents the investments and related fair values of Separately Managed International Portfolio B, an investment account managed by Logan Capital Management, Inc., identified by the internal account code rossjjt (the "Account"), as of April 30, 2026.

The Schedule has been prepared for special-purpose reporting and reflects only those investments designated as eligible for contribution, review, or other specified reporting purposes. Accordingly, the Schedule is not intended to present the complete financial position, results of operations, changes in net assets, or cash flows of the Account.

The Schedule has been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

2. Summary of Significant Accounting Policies

Use of Estimates. The preparation of the accompanying Special Purpose Schedule of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts included herein. Actual results could differ from those estimates.

Security Valuation. Equity securities traded on national securities exchanges are valued at the last reported sale price on the principal exchange on which the securities are traded. Securities traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). If market quotations are not readily available or are deemed unreliable, securities are valued in accordance with fair valuation procedures considered appropriate under the circumstances.

Security Transactions. Security transactions are recorded on a trade-date basis. Realized gains and losses are determined using the specific identification method.

3. Fair Value Measurements

The Account utilizes various methods to measure the fair value of investments on a recurring basis in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.

Level 1 — Unadjusted quoted prices in active markets for identical assets.

Level 2 — Observable inputs other than quoted prices included in Level 1.

Level 3 — Unobservable inputs reflecting management assumptions.

The following is a summary of the inputs used to value the Account’s investments as of April 30, 2026:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,188,082	--	--	$1,188,082
Total Investments in Securities	$1,188,082	--	--	$1,188,082

4. Concentration Risk

The Account maintains exposure to foreign securities and issuers located outside the United States. Foreign investing may involve additional risks, including political and economic developments, currency fluctuations, differing accounting standards, and regulatory considerations.

The Account also maintains concentrations within the Banks, Oil, Gas and Consumable Fuels, and Pharmaceuticals sectors, which may increase sensitivity to developments affecting those industries.

5. Subsequent Events

Management has evaluated subsequent events through the date the accompanying Special Purpose Schedule of Investments were issued and determined that no additional disclosures or adjustments were required.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To Management of Logan Capital Management, Inc.

Opinion on the Financial Statements
We have audited the accompanying special purpose schedule of investments and related notes of the separately managed International Portfolio B advised by Logan Capital Management, Inc. as of April 30, 2026, to be acquired by Logan Capital International ETF, an open-end diversified series of Advisors Series Trust (collectively referred to as the “financial statement”). In our opinion, the financial statement presents fairly, in all material respects, the investments to be acquired as of April 30, 2026, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
The financial statement is the responsibility of the management. Our responsibility is to express an opinion on the financial statement based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to Logan Capital Management, Inc., the investment advisor of the separately managed account, in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more investment companies advised by Logan Capital Management, Inc. since 2012.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statement, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statement. Our procedures included confirmation of the securities owned as of April 30, 2026, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statement. We believe that our audit provides a reasonable basis for our opinion.

Emphasis of Matter

As discussed in Note 1, the accompanying financial statement was prepared based on the separately managed account managed by Logan Capital Management, Inc. as of April 30, 2026. As a result, the financial statement may not be suitable for another purpose. Our opinion is not modified with respect to this matter.

/s/ TAIT, WELLER & BAKER LLP

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
June 11, 2026

APPENDIX A

Paper Ratings

Moody’s Investors Service, Inc.
Moody’s short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

S&P Global Ratings (“S&P”)
S&P’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

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APPENDIX B

Proxy Voting

Proxy Voting Responsibility
At the inception of each investment adviser-client relationship, Logan Capital shall establish whether the client or Logan Capital is responsible for voting proxies in one or more of the following documents:

aClient's investment management agreement;
bClient's Account Opening Checklist; or
cSeparate agreement between client and Logan Capital authorizing Logan Capital to vote client's proxies.

Client Responsibility to Vote Proxies
If Logan Capital receives proxies related to a client's securities and Logan Capital is not responsible for voting such proxies, the Logan Capital employee receiving the proxy materials is responsible for forwarding them to the Chief Compliance Officer, and the Chief Compliance Officer shall make arrangements with the client's custodian or take such other steps to ensure that the client timely receives such proxies.

Firm Responsibility to Vote Proxies
Unless the power to vote proxies for a client is reserved to that client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries), Logan Capital is responsible for voting the proxies related to that account.

Proxy Voting Responsibility Monitoring
The Senior Portfolio Administrator shall maintain a log or otherwise create a record that lists those clients where Logan Capital exercises proxy voting authority and those clients where Logan Capital does not have such authority.

Third Party Proxy Advisory Firm Voting

[SEC Rule 204-2(c)(2)]

For all clients for whom Logan Capital has authority to vote proxies, Logan Capital delegates the power to vote proxies to a third-party company (the "Third Party Proxy Advisory Firm"). Where Logan Capital has delegated the power to vote proxies related to client accounts to a Third Party Proxy Advisory Firm, it shall ensure that:

aAll proxies and ballots received by Logan Capital will be forwarded to Third Party Proxy Advisory Firm;
bThird Party Proxy Advisory Firm represents that it will verify whether its voting power is subject to any limitations or guidelines issued by the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries);
cThird Party Proxy Advisory Firm represents that it will verify whether an actual or potential conflict of interest with Logan Capital or the Third Party Proxy Advisory Firm exists in connection with the subject proposal(s) to be voted upon and notify Logan Capital;
dThird Party Proxy Advisory Firm will promptly vote proxies received in a manner consistent with the Proxy Voting Policies and Procedures that it has provided to Logan Capital and guidelines (if any) issued by client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries if such guidelines are consistent with ERISA);
1

eAs voting is the responsibility of Logan Capital, Logan Capital can override any vote recommendations made by the Third Party Proxy Advisory Firm;
fIn accordance with SEC Rule 204-2(c)(2), as amended, Third Party Proxy Advisory Firm shall retain in the required proxy voting related documents for the respective clients; and
gLogan Capital can access records of votes cast and other relevant information.

Proxy Voting Guidelines
Logan Capital shall vote proxies related to securities held by any client in a manner solely in the best interests of the client. Logan Capital has determined that it is in clients' best interests to adopt the Third Party Proxy Advisory Firm's guidelines for voting proxies. Specifically, Logan Capital has adopted the following voting guidelines:

Election of Directors

In analyzing directors and boards, the guidelines generally support the election of incumbent directors except when a majority of the company’s directors are not independent or where directors fail to attend at least 75% of board and committee meetings. In a contested election, the guidelines will apply the standard Glass Lewis recommendation.

Auditor

The guidelines will generally support auditor ratification except when the non-audit fees exceed the audit fees paid to the auditor.

Compensation

The guidelines evaluate equity compensation plans based upon their specific features and will vote against plans than would result in total overhang greater than 20% or that allow the repricing of options without shareholder approval. The guidelines will follow the general Glass Lewis recommendation when voting on management advisory votes on compensation (“say-on-pay”) and on executive compensation arrangements in connection with merger transactions (i.e., golden parachutes). Further, the guidelines will follow the Glass Lewis recommendation when voting on the preferred frequency of advisory compensation votes.

Authorized Shares

The guidelines will not approve the creation of a large pool of unallocated shares without some rational of the purpose of such shares. The guidelines also vote against the creation of or increase in (i) blank check preferred shares and (ii) dual or multiple class capitalizations.

Shareholder Rights

The guidelines will generally support proposals increasing or enhancing shareholder rights such as declassifying the board, allowing shareholders to call a special meeting, eliminating supermajority voting and adopting majority voting for the election of directors. Similarly, the guidelines will generally vote against proposals to eliminate or reduce shareholder rights.

Mergers/Acquisitions

The guidelines undertake a thorough examination of the economic implications of a proposed merger or acquisition to determine the transaction’s likelihood of maximizing shareholder return. The guidelines
2

examine the process used to negotiate the transaction as well as the terms of the transaction in making a voting recommendation.

Shareholder Proposals

The guidelines review and vote on shareholder proposals on a case-by-case basis. The guidelines support shareholder proposals if the requested action would increase shareholder value, mitigate risk or enhance shareholder rights but generally recommend voting against those that would not ultimately impact performance.

Governance

The guidelines will support reasonable initiatives that seek to enhance shareholder rights, such as the introduction of majority voting to elect directors, elimination in/reduction of supermajority provisions, the declassification of the board and requiring the submission of shareholder rights’ plans to a shareholder vote. The guidelines generally support reasonable, well targeted proposals to allow increased shareholder participation at shareholder meetings through the ability to call special meetings and ability for shareholders to nominate director candidates to a company’s board of directors. However, the guidelines will vote against proposals to require separating the roles of CEO and chairman.

Compensation

The guidelines will generally oppose any shareholder proposals seeking to limit compensation in amount or design. However, the guidelines will vote for reasonable and properly-targeted shareholder initiatives such as to require shareholder approval to reprice options, to link pay with performance, to eliminate or require shareholder approval of golden coffins, to allow a shareholder vote on excessive golden parachutes (i.e., greater than 2.99 times annual compensation) and to clawback unearned bonuses. The guidelines will vote against requiring companies to allow shareholders an advisory compensation vote.

Environment

The guidelines vote against proposals seeking to cease a certain practice or take certain action related to a company’s activities or operations with environmental. Further, the guidelines generally vote against proposals regarding enhanced environment disclosure and reporting, including those seeking sustainability reporting and disclosure about company’s greenhouse gas emissions, as well as advocating compliance with international environmental conventions and adherence to environmental principles like those promulgated by CERES.

Social

The guidelines generally oppose proposals requesting companies adhere to labor or worker treatment codes of conduct, such as those espoused by the International Labor Organization, relating to labor standards, human rights conventions and corporate responsibility at large conventions and principles. The guidelines will also vote against proposals seeking disclosure concerning the rights of workers, impact on local stakeholders, workers’ rights and human rights in general. Furthermore, the guidelines oppose increased reporting and review of a company’s political and charitable spending as well as its lobbying practices.

Proxy Voting Conflicts of Interest
Logan Capital recognizes that conflicts between itself and clients may arise in voting the proxies of public companies. It is Logan Capital's policy to vote client shares primarily in conformity with the Third Party Proxy Advisory Firm's recommendations in order to limit conflicts of interest between Logan Capital and
3

its clients. However, should Logan Capital become aware of any conflicts that exist between it and a client, Logan Capital's Investment Committee will review the relationship of Logan Capital with the issuer of each security to determine if Logan Capital or any of its employees has any financial, business or personal relationship with the issuer.

If a material conflict of interest exists, Logan Capital's Investment Committee will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

Logan Capital Management, Inc. will maintain a record of the voting resolution of any conflict of interest.

Logan Capital Funds Proxy Voting

Logan Capital is responsible for voting proxies relating to securities held by the Logan Capital Funds, subject to oversight by the Trust’s board of trustees. Voting decisions for the Logan Capital Funds shall be governed by Logan Capital’s general proxy voting policies and procedures. On an annual basis, the Chief Compliance Officer is responsible for reviewing and signing off on the Trust’s annual proxy voting report included in the Trust’s Form N-PX filing.

4

PART C
(Logan Capital International ETF)

OTHER INFORMATION

Item 28. Exhibits

(a)
Agreement and Declaration of Trust dated October 13, 2018, was previously filed with Post-Effective Amendment No. 866 to the Trust’s Registration Statement on Form N-1A on January 23, 2019, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated March 23, 2023, were previously filed with Post-Effective Amendment No. 1125 to the Trust’s Registration Statement on Form N-1A on March 31, 2023, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)	Investment Advisory Agreement – to be filed by amendment.

(e)	Distribution Agreement – to be filed by amendment.

(f)	Bonus or Profit Sharing Contracts - not applicable.

(g)	Custody Agreement – to be filed by amendment.

(h)	Other Material Contracts

(i) Fund Servicing Agreement – to be filed by amendment.

(iv) Operating Expenses Limitation Agreement – to be filed by amendment.

(v)
Power of Attorney (Rackey, Mertens, Redwine, Kritzmire and Wainscott) dated August 27, 2024, was previously filed with Post-Effective Amendment No. 1151 to the Trust’s Registration Statement on Form N-1A on August 28, 2024 and is incorporated herein by reference.

(i)	Legal Opinions

(i) Legal Opinion – to be filed by amendment.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements - not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	Rule 12b-1 Plan – to be filed by amendment.

(n)	Rule 18f-3 Plan - not applicable.

(p)	Codes of Ethics.

(i)
Code of Ethics for the Registrant dated October 2022, was previously filed with Post-Effective Amendment No. 1104 to the Trust’s Registration Statement on Form N-1A on October 27, 2022, and is incorporated herein by reference.

(ii)
Code of Ethics for the Adviser dated June 11, 2015 was previously filed with Post-Effective Amendment No. 668 to the Trust’s Registration Statement on Form N-1A on August 26, 2015, and is incorporated herein by reference.

(iii) Code of Ethics for Access Persons of Quasar Distributors, LLC - not applicable

1

Item 29. Persons Controlled by or Under Common Control with Registrant.

    No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification.

    Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

    Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of the Investment Adviser.

    With respect to the Adviser (Logan Capital Management, Inc.), the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-45536), dated April 16, 2026. The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

1. Abacus FCF ETF Trust
2. Advisor Managed Portfolios
3. Antares Private Credit Fund
4. Capital Advisors Growth Fund, Series of Advisors Series Trust
5. Chase Growth Fund, Series of Advisors Series Trust
6. Davidson Multi-Cap Equity Fund, Series of Advisors Series Trust
7. Edgar Lomax Value Fund, Series of Advisors Series Trust
8. Huber Large Cap Value Fund, Series of Advisors Series Trust
9. Huber Mid Cap Value Fund, Series of Advisors Series Trust
10. Huber Select Large Cap Value Fund, Series of Advisors Series Trust
11. Huber Small Cap Value Fund, Series of Advisors Series Trust
12. Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
13. Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
14. Medalist Partners Short Duration Fund, Series of Advisors Series Trust
15. O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
16. PIA BBB Bond Fund, Series of Advisors Series Trust
17. PIA High Yield (MACS) Fund, Series of Advisors Series Trust
18. PIA High Yield Fund, Series of Advisors Series Trust
19. PIA MBS Bond Fund, Series of Advisors Series Trust
20. PIA Short-Term Securities Fund, Series of Advisors Series Trust
21. Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
22. Poplar Forest Partners Fund, Series of Advisors Series Trust
23. Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
24. Pzena International Small Cap Value Fund, Series of Advisors Series Trust
25. Pzena International Value ETF, Series of Advisors Series Trust
26. Pzena International Value Fund, Series of Advisors Series Trust
27. Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28. Pzena Small Cap Value Fund, Series of Advisors Series Trust
29. Pzena U.S. Large Cap Value ETF, Series of Advisors Series Trust
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30. Vox populi ETF, Series of Advisors Series Trust
31. Scharf ETF, Series of Advisors Series Trust
32. Scharf Global Opportunity ETF, Series of Advisors Series Trust
33. Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
34. Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
35. Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
36. The Aegis Funds
37. Allied Asset Advisors Funds
38. Angel Oak Funds Trust
39. Angel Oak Strategic Credit Fund
40. Brookfield Infrastructure Income Fund Inc.
41. Brookfield Investment Funds
42. Buffalo Funds
43. RJ Eagle GCM Dividend Select Income ETF, Series of Carillon Series Trust
44. RJ Eagle Municipal Income ETF, Series of Carillon Series Trust
45. RJ Eagle Vertical Income ETF, Series of Carillon Series Trust
46. DoubleLine Funds Trust
47. AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
48. AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
49. AAM Crescent CLO ETF, Series of ETF Series Solutions
50. AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
51. AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
52. AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
53. AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
54. AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
55. AAM Todd International Intrinsic Value ETF, Series of ETF Series Solutions
56. AAM Transformers ETF, Series of ETF Series Solutions
57. Acquirers Small and Micro Deep Value ETF, Series of ETF Series Solutions
58. Aptus April Buffer, Series of ETF Series Solutions
59. Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
60. Aptus Deferred Income ETF, Series of ETF Series Solutions
61. Aptus Defined Risk ETF, Series of ETF Series Solutions
62. Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
63. Aptus Enhanced Yield ETF, Series of ETF Series Solutions
64. Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
65. Aptus January Buffer ETF, Series of ETF Series Solutions
66. Aptus July Buffer ETF, Series of ETF Series Solutions
67. Aptus Laddered Buffer ETF, Series of ETF Series Solutions
68. Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
69. Aptus Large Cap Upside ETF, Series of ETF Series Solutions
70. Aptus October Buffer ETF, Series of ETF Series Solutions
71. Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
72. Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
73. Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
74. BTD Capital Fund, Series of ETF Series Solutions
75. Carbon Strategy ETF, Series of ETF Series Solutions
76. ClearShares OCIO ETF, Series of ETF Series Solutions
77. ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
78. ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
79. Colterpoint Net Lease Real Estate ETF, Series of ETF Series Solutions
80. Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
81. Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
82. Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
83. ETFB Green SRI REITs ETF, Series of ETF Series Solutions
84. Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
85. Hoya Capital Housing ETF, Series of ETF Series Solutions
86. LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
87. LHA Market State Tactical Q ETF, Series of ETF Series Solutions
88. LHA Risk-Managed Income ETF, Series of ETF Series Solutions
89. McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
90. Opus Small Cap Value ETF, Series of ETF Series Solutions
91. The Acquirers Fund, Series of ETF Series Solutions
92. The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
93. The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
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94. U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
95. U.S. Global JETS ETF, Series of ETF Series Solutions
96. U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
97. U.S. Global Technology and Aerospace & Defense ETF, Series of ETF Series Solutions
98. US Vegan Climate ETF, Series of ETF Series Solutions
99. First American Funds Trust
100. FundX Investment Trust
101. The Glenmede Fund, Inc.
102. The GoodHaven Funds Trust
103. Harding, Loevner Funds, Inc.
104. Hennessy Funds Trust
105. Horizon Funds
106. Hotchkis & Wiley Funds
107. Intrepid Capital Management Funds Trust
108. Jacob Funds Inc.
109. The Jensen Quality Growth Fund Inc.
110. Kirr, Marbach Partners Funds, Inc.
111. Core Alternative ETF, Series of Listed Funds Trust
112. Optimized Equity Income ETF, Series of Listed Funds Trust
113. Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
114. Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
115. LKCM Funds
116. LoCorr Investment Trust
117. MainGate Trust
118. ATAC Rotation Fund, Series of Managed Portfolio Series
119. Kensington Active Advantage Fund, Series of Managed Portfolio Series
120. Kensington Credit Opportunities ETF, Series of Managed Portfolio Series
121. Kensington Defender Fund, Series of Managed Portfolio Series
122. Kensington Dynamic Allocation Fund, Series of Managed Portfolio Series
123. Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
124. Kensington Managed Income Fund, Series of Managed Portfolio Series
125. LK Balanced Fund, Series of Managed Portfolio Series
126. Leuthold Core ETF, Series of Managed Portfolio Series
127. Leuthold Core Investment Fund, Series of Managed Portfolio Series
128. Leuthold Global Fund, Series of Managed Portfolio Series
129. Leuthold Grizzly Short Fund, Series of Managed Portfolio Series
130. Leuthold Select Industries ETF, Series of Managed Portfolio Series
131. Muhlenkamp Fund, Series of Managed Portfolio Series
132. Nuance Concentrated Value Fund, Series of Managed Portfolio Series
133. Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
134. Olstein All Cap Value Fund, Series of Managed Portfolio Series
135. Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
136. Port Street Quality Growth Fund, Series of Managed Portfolio Series
137. Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
138. Reinhart International PMV Fund, Series of Managed Portfolio Series
139. Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
140. Tremblant Global ETF, Series of Managed Portfolio Series
141. Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
142. Hood River Emerging Markets Fund, Series of Manager Directed Portfolios
143. Hood River International Opportunity Fund, Series of Manager Directed Portfolios
144. Hood River New Opportunities Fund, Series of Manager Directed Portfolios
145. Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
146. SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
147. SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
148. SWP Growth & Income ETF, Series of Manager Directed Portfolios
149. Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
150. Mason Capital Fund Trust
151. Matrix Advisors Funds Trust
152. Monetta Trust
153. Nicholas Equity Income Fund, Inc.
154. Nicholas Fund, Inc.
155. Nicholas II, Inc.
156. Nicholas Limited Edition, Inc.
157. Oaktree Asset-Backed Income Fund Inc.
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158. Oaktree Diversified Income Fund Inc.
159. Permanent Portfolio Family of Funds
160. Procure ETF Trust II
161. Professionally Managed Portfolios
162. Provident Mutual Funds, Inc.
163. Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
164. Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
165. Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
166. Aquarius International Fund, Series of The RBB Fund, Inc.
167. Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
168. Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
169. Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
170. Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
171. Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
172. Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
173. F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
174. F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
175. F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
176. F/m Callable Tax-Free Municipal ETF, Series of The RBB Fund, Inc.
177. F/m Compoundr High Yield Bond ETF, Series of The RBB Fund, Inc.
178. F/m Compoundr U.S. Aggregate Bond ETF, Series of The RBB Fund, Inc.
179. F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
180. F/m Emerald Special Situations ETF, Series of The RBB Fund, Inc.
181. F/m High Yield 100 ETF, Series of The RBB Fund, Inc.
182. F/m Investments Large Cap Focused Fund Series of The RBB Fund, Inc.
183. F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
184. F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Series of The RBB Fund, Inc.
185. F/m US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
186. F/m US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
187. F/m US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
188. F/m US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
189. F/m US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
190. F/m US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
191. F/m US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
192. F/m US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
193. F/m US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
194. F/m US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
195. Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
196. Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
197. Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
198. Motley Fool Innovative Growth Factor ETF, Series of The RBB Fund, Inc.
199. Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
200. Motley Fool Momentum Factor ETF, Series of The RBB Fund, Inc.
201. Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
202. Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
203. Motley Fool Value Factor ETF, Series of The RBB Fund, Inc.
204. MUFG Japan Small Cap Active ETF, Series of The RBB Fund, Inc.
205. Oakhurst Fixed Income Fund, Series of The RBB Fund, Inc.
206. SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
207. SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
208. SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
209. SGI Enhanced Market Leaders ETF, Series of The RBB Fund, Inc.
210. SGI Global Equity Fund, Series of The RBB Fund, Inc.
211. SGI Peak Growth Fund, Series of The RBB Fund, Inc.
212. SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
213. SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
214. SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
215. SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
216. WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
217. WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
218. The RBB Fund Trust
219. RBC Funds Trust
220. Rockefeller Municipal Opportunities Fund
221. SEG Partners Long/Short Equity Fund
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222. Series Portfolios Trust
223. Thompson IM Funds, Inc.
224. Tortoise Capital Series Trust
225. Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
226. Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
227. CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers
228. CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
229. CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
230. CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
231. RiverPark Strategic Income Fund, Series of Trust for Professional Managers
232. Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
233. Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
234. Jensen Quality MidCap Fund, Series of Trust for Professional Managers
235. Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
236. Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
237. Wall Street EWM Funds Trust

(b)     To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, Maine 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President and Chief Compliance Officer and Treasurer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, Maine 04101	Secretary	None
Weston Sommers	190 Middle Street, Suite 301, Portland, Maine 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)    Not applicable.

Item 33. Location of Accounts and Records.

    The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Adviser	Logan Capital Management, Inc. 3817 West Chester Pike Newtown Square, PA 19073
Registrant’s Distributor	Quasar Distributors, LLC 190 Middle Street. Suite 301 Portland, ME 04101

6

Item 34. Management Services Not Discussed in Parts A and B.

    Not Applicable.

Item 35. Undertakings.

    Not Applicable.

7

SIGNATURES

    Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant has duly caused this Post-Effective Amendment No. 1199 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on June 29, 2026.

ADVISORS SERIES TRUST

By: /s/ Jeffrey T. Rauman
Jeffrey T. Rauman
President

    Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 1199 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

David G. Mertens*	Trustee	June 29, 2026
David G. Mertens

Michele Rackey*	Trustee	June 29, 2026
Michele Rackey

Anne W. Kritzmire*	Trustee	June 29, 2026
Anne W. Kritzmire

Craig B. Wainscott*	Trustee	June 29, 2026
Craig B. Wainscott

/s/ Kevin J. Hayden	Treasurer, Vice President and	June 29, 2026
Kevin J. Hayden	Principal Financial Officer

/s/ Jeffrey T. Rauman	President and Principal Executive	June 29, 2026
Jeffrey T. Rauman	Officer

*By: /s/ Jeffrey T. Rauman		June 29, 2026
Jeffrey T. Rauman Attorney-In Fact pursuant to Power of Attorney

8

EXHIBIT INDEX

Exhibit No.
Consent of Independent Registered Public Accounting Firm	EX.99.j

9